Employee Benefits (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 48,639,060
Changes	(199,804)	$ 2,534,330
Balance at ending	54,764,551	48,639,060
Severance Indemniy [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	48,639,060	39,982,216
Current cost of service	5,323,506	4,274,039
Interest cost	3,566,095	5,899,859
Actuarial (Gain) losses	1,616,424	1,581,040
Paid-up benefits	(4,992,942)	(3,835,681)
Past service cost	2,626,860	640,033
Conversion effect	(1,803,497)	(130,122)
Others	(210,955)	227,676
Changes	6,125,491	8,656,844
Balance at ending	$ 54,764,551	$ 48,639,060